Accrued Expenses (Details) - USD ($)	Dec. 31, 2015	Mar. 31, 2015	Mar. 31, 2014
Accrued Expenses
Accrued professional services	$ 367,000	$ 213,800	$ 135,700
Accrued compensation	561,100	990,700	$ 489,900
All other	1,000	2,000
Total	$ 929,100	$ 1,206,500	$ 625,600